Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

10. Related Party Transactions and Balances

Remuneration to Directors and executive officers for the years ended March 31, 2025 and 2024 were:

	For the year ended March 31,
Directors & Officers	2025	2024
Yew Jin Sng	$177	$116
Ho Kin Wai	680	485
William Yuen	85	33
William Mirecki	65	23
Kai Yue Jason Chan	65	23
Khazid Bin Omar	171	161
Loo Hansel	104	94
Kit Yu Lee	176	183
	1,523	$1,118

In addition, remuneration to Directors of the Group’s subsidiaries for the ended March 31, 2025 and 2024 were:

	For the year ended March 31,
Directors	2025	2024
Chiu Hsieh Hui	-	42
Wong Chee Kwok	-	9
	-	51

As of March 31, 2025 and 2024, these officers and directors were owed $2 and $89. These amounts were included in accrued expenses on the accompanying balance sheets.

In addition, for the years ended March 31, 2025 and 2024, the Company paid approximately $640 and approximately $531, respectively, to Mr. Jin Ngee Vernon Kwek, a beneficial owner of the Company, for his services to a subsidiary of the Company.

In addition, for the years ended March 31, 2025 and 2024, the Company paid approximately $386 and approximately $341, respectively, to Mr. Hansel Loo as bonus in respect of performances on certain projects managed by Mr. Hansel Loo. As of March 31, 2025 and 2024, Mr. Hansel Loo was owned $385 and $251 of these amount which are includes in accrued expenses on the accompanying balance sheets.

During the year ended March 31, 2024, we settled contingent consideration of approximately $791 to Mr. Hansel Loo, in connection with the acquisition of Maint-Kleen in 2020. Mr. Hansel Loo is an officer of the Company and former 100% shareholder of Maint-Kleen.

As discussed in Note 7, loans in the aggregate principal amount of approximately $12,812 (SGD 17,181) are guaranteed by certain directors and shareholders of the Parent.

During the year ended March 31, 2025, the Company granted 292,036 shares of common stock to Mr. Zhang Youwei, an employee of the subsidiaries and a 49% shareholder of Primech AI Pte. Ltd. The shares were valued at $207 and was recognized as expense during the period.

As discussed in Note 11, the group’s executive officers, Mr. Yew Jin Sng and Mr. Hansel Loo; and Mr. Jin Ngee Vernon Kwek had executed guarantees in favor of the sureties for indemnities amounting to $6,460 (SGD 8,663) and approximately $6,203 (SGD 8,359), at March 31, 2025 and 2024, respectively.

During the year ended March 31, 2025, the Company granted 75,951 shares of common stock to members of the board of directors. The shares were valued at $60 and was recognized as expense during the period.

Management has the following outstanding employment contracts with its Officers and Directors:

(a) 18 months with each of Mr. Yew Jin Sng, Mr. Ho Kin Wai, Mr. Khazid Bin Omar, Mr. Hansel Loo and Ms. Kit Yu Lee;

(b) 6 months with each of Mr. William Yuen, Mr. William Mirecki and Mr. Kai Yue Jason Chan.

Contractual remuneration with Officers and Directors are as follows:

As of March 31, 2025
2026	$1,371
2027	617
2028	-
2029	-
2030	-
Total	$1,988